Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Investment in Equity Securities	$ 8,080,000
Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Investment in Equity Securities	8,080,000
Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Investment in Equity Securities
Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Investment in Equity Securities